Schedule of Recorded Non-cash Stock-based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-cash stock-based compensation expense	$ 1,310	$ 369	$ 3,563	$ 1,700	$ 2,701	$ 1,888	$ 3,382
Cost of Sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-cash stock-based compensation expense	66	19	162	130	149	50	167
Selling, General and Administrative Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-cash stock-based compensation expense	1,215	341	3,309	1,533	2,493	1,764	3,062
Research and Development Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-cash stock-based compensation expense	$ 29	$ 9	$ 92	$ 37	$ 59	$ 74	$ 153